Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	€ 5,259	€ 4,090	€ 2,952
Cost of revenue	3,906	3,241	2,551
Gross profit	1,353	849	401
Research and development	493	396	207
Sales and marketing	620	567	368
General and administrative	283	264	175
Total operating expense	1,396	1,227	750
Operating loss	(43)	(378)	(349)
Finance income	455	118	152
Finance costs	(584)	(974)	(336)
Share in (losses)/earnings of associate	(1)	1	(2)
Finance income/(costs) - net	(130)	(855)	(186)
Loss before tax	(173)	(1,233)	(535)
Income tax (benefit)/expense	(95)	2	4
Net loss attributable to owners of the parent	€ (78)	€ (1,235)	€ (539)
Net loss per share attributable to owners of the parent
Basic	€ (0.44)	€ (8.14)	€ (3.63)
Diluted	€ (0.51)	€ (8.14)	€ (3.63)
Weighted-average ordinary shares outstanding
Basic	177,154,405	151,668,769	148,368,720
Diluted	181,210,292	151,668,769	148,368,720